Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Liabilities.
Borrowings		€ 1,960
Trade payables	€ 135	546
Social securities and other taxes		1,019
Pension premiums	7
Deferred income	545	347
Accrued expenses and other liabilities	7,473	4,622
Current liabilities	€ 8,160	€ 8,494